Document and Entity Information	May 12, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 12, 2022
Entity Registrant Name	WILLIS TOWERS WATSON PLC
Entity Incorporation, State or Country Code	L2
Entity File Number	000-16503
Entity Tax Identification Number	98-0352587
Entity Address, Address Line One	c/o Willis Group Limited
Entity Address, Address Line Two	51 Lime Street
Entity Address, City or Town	London
Entity Address, Postal Zip Code	EC3M 7DQ
Entity Address, Country	GB
Country Region	44
City Area Code	20
Local Phone Number	3124-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary Shares, nominal value $0.000304635 per share
Trading Symbol	WTW
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001140536
Amendment Flag	false